Accumulated Other Elements of Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of accumulated other elements of comprehensive income (loss) [Abstract]
Accumulated foreign currency translation gain	$ (28.7)	$ 31.5
Prior service credits, net, related to the Company's pension and postretirement benefit plans	4.1	4.3
Actuarial losses, net, related to the Company's pension and postretirement benefit plans	(60.3)	(55.8)
Change in fair value of derivatives accounted for as cash flow hedges and other, net of tax	(5.9)	(7.1)
Accumulated other elements of comprehensive income	$ (90.8)	$ (27.1)